Income Tax (Tables)	12 Months Ended
Dec. 31, 2014
Income Tax Disclosure [Abstract]
Schedule of Components of Income Tax Expense (Benefit) [Table Text Block]
The income tax provision (benefit) for Federal and state and local income taxes in the consolidated statements of operations consists of the following:

	Year Ended December 31,
	2014	2013
Current:
Federal	$1,108,000	$(101,000)
State and local	333,000	(33,000)
Total current	1,441,000	(134,000)
Deferred:
Federal	(1,343,000)	(1,102,000)
State and local	(195,000)	(86,000)
Total deferred	(1,538,000)	(1,188,000)
Total benefit	$(97,000)	$(1,322,000)

Schedule of Income before Income Tax, Domestic and Foreign [Table Text Block]
The reconciliation of income tax computed at the Federal and state statutory rates to the Company’s income before taxes are as follows:

	Year Ended December 31,
	2014	2013
U.S. statutory federal rate	34.00%	34.00%
State and local rate, net of federal tax	(81.71)	(23.02)
Gain on reduction of contingent obligation	385.97	(444.51)
Excess compensation deduction	(100.46)	39.98
Deferred tax adjustment	0.00	34.27
Foreign tax credits	99.26	0.00
Life insurance	(101.67)	0.86
Other permanent differences	(51.87)	(2.78)
Income tax benefit	183.52%	(361.20)%

Schedule of Deferred Tax Assets and Liabilities [Table Text Block]
The significant components of net deferred tax liabilities of the Company consist of the following:

	December 31,
	2014	2013
Deferred tax assets
Property and equipment	$204,000	$117,000
Stock-based compensation	4,625,000	2,738,000
Accrued compensation and other accrued expenses	548,000	280,000
Allowance for doubtful accounts	17,000	16,000
Royalty advances	68,000	156,000
Other	—	18,000
Total deferred tax assets	$5,462,000	$3,325,000
Deferred tax liabilities
Basis difference arising from discounted note payable	(648,000)	(339,000)
Basis difference arising from intangible assets of acquisition	(12,263,000)	(11,974,000)
Total deferred tax liabilities	(12,911,000)	(12,313,000)
Net deferred tax liabilities	$(7,449,000)	$(8,988,000)

	December 31,
	2014	2013
Net current deferred tax asset	$633,000	$49,000
Net non-current deferred tax liabilities	(8,082,000)	(9,037,000)
Net deferred tax liabilities	$(7,449,000)	$(8,988,000)